Condensed Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Shareholder Notes Receivable [Member]
Beginning Balance at Dec. 31, 2015	$ (19,377)				$ 1	$ 1,534		$ (20,822)	$ (90)
Temporary equity, Beginning Balance at Dec. 31, 2015		$ 1,787	$ 18,536	$ 38,569
Beginning Balance, shares at Dec. 31, 2015					1,815,651
Temporary equity, Beginning Balance, shares at Dec. 31, 2015		1,796,174	5,696,834	6,539,490
Net loss	(13,209)							(13,209)
Exercise of Series A Warrants		$ 49
Exercise of Series A Warrants, Shares		47,791
Fair market value of preferred stock warrants charged to Series A Preferred stock		$ 109
Issuance of Series C Preferred Stock, net of cost				$ 3,848
Issuance of Stock, shares				637,908
Repayments on shareholder notes	17								17
Allowance on shareholder notes	73								$ 73
Exercise and vesting of stock based awards	22					22
Exercise and vesting of stock based awards, Shares					111,586
Stock based compensation	540					540
Temporary equity, Ending Balance at Dec. 31, 2016		$ 1,945	$ 18,536	$ 42,417
Temporary equity, Ending Balance, shares at Dec. 31, 2016		1,843,965	5,696,834	7,177,398
Ending Balance at Dec. 31, 2016	(31,934)				$ 1	2,096		(34,031)
Ending Balance, shares at Dec. 31, 2016					1,927,237
Net loss	(26,554)							(26,554)
Issuance of Series C Preferred Stock, net of cost				$ 34,980
Issuance of Stock, shares				5,657,514
Exercise and vesting of stock based awards	159					159
Exercise and vesting of stock based awards, Shares					231,831
Stock based compensation	499					499
Temporary equity, Ending Balance at Dec. 31, 2017		$ 1,945	$ 18,536	$ 77,397
Temporary equity, Ending Balance, shares at Dec. 31, 2017		1,843,965	5,696,834	12,834,912
Ending Balance at Dec. 31, 2017	(57,830)				$ 1	2,754		(60,585)
Ending Balance, shares at Dec. 31, 2017					2,159,068
Net loss	(39,661)							(39,661)
Issuance of Initial Public Offering	88,952					88,952
Issuance of Series C Preferred Stock, net of cost				$ 4,414
Issuance of Stock, shares				707,680	6,555,000
Exercise and vesting of stock based awards	275					275
Exercise and vesting of stock based awards, Shares					204,525
Conversion of convertible preferred stock into common stock	102,293	$ (1,945)	$ (18,536)	$ (81,811)	$ 1	102,292
Conversion of convertible preferred stock into common stock, Shares		(1,843,965)	(5,696,834)	(13,542,592)	11,837,073
Stock based compensation	1,149					1,149
Comprehensive loss	(58)						$ (58)
Ending Balance at Sep. 30, 2018	$ 95,120				$ 2	$ 195,422	$ (58)	$ (100,246)
Ending Balance, shares at Sep. 30, 2018					20,755,666